Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee benefits expense:
Wages and salaries	$ 4,539	$ 4,197	$ 4,018
Employee share awards	97	109	88
Social security costs	4	4	3
Pension and other post-retirement obligations	339	338	274
Less employee benefits expense classified as exploration and evaluation expenditure	(35)	(30)	(26)
Changes in inventories of finished goods and work in progress	301	(774)	(321)
Raw materials and consumables used	6,710	5,991	4,899
Freight and transportation	2,299	2,319	1,900
External services	4,768	4,525	4,640
Third party commodity purchases	1,878	2,959	2,220
Net foreign exchange (gains)/losses	(197)	(326)	293
Fair value change on derivatives	135	(29)	87
Government royalties paid and payable	3,841	4,014	3,080
Exploration and evaluation expenditure incurred and expensed in the current period	294	199	134
Depreciation and amortisation expense	5,061	5,683	5,084
Net impairments:
Property, plant and equipment	73	515
Goodwill and other intangible assets	2
All other operating expenses	1,764	2,677	1,991
Total expenses	31,873	32,371	30,871
Insurance recoveries		(4)	(46)
(Gain)/loss on disposal of subsidiaries and operations	(8)	(840)	2
Dividend income	(19)	(241)	(2)
Other income	(367)	(313)	(334)
Total other income	(394)	(1,398)	(380)
Property, plant and equipment [member] | Continuing operation [member]
Net impairments:
Property, plant and equipment	73	$ 515	2,474
Goodwill And Other Intangible Assets [Member]
Net impairments:
Goodwill and other intangible assets	2
Goodwill And Other Intangible Assets [Member] | Continuing operation [member]
Net impairments:
Goodwill and other intangible assets	$ 2		$ 33